Intangibles And Goodwill (Changes In Market Condidtions Related To Discount Rates And Terminal Value) (Details)	Feb. 28, 2021
Cable [Member]
Disclosure of detailed information about intangible assets [line items]
Post-tax discount rates (%)	5.00%
Terminal growth rates (%)	0.00%
Terminal adjusted EBITDA multiple	9.7
Satellite [Member]
Disclosure of detailed information about intangible assets [line items]
Post-tax discount rates (%)	6.00%
Terminal growth rates (%)	(8.00%)
Terminal adjusted EBITDA multiple	6.5
Wireless [Member]
Disclosure of detailed information about intangible assets [line items]
Post-tax discount rates (%)	6.00%
Terminal growth rates (%)	1.00%
Terminal adjusted EBITDA multiple	6.1